CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of objectives, policies and processes for managing capital [abstract]
Summary of strategy
The company’s strategy is to maintain the measures set out in the following schedule as at December 31:

(MILLIONS)	2023	2022
Non-recourse borrowings(1)	$16,217	$13,780

Deferred income tax liabilities, net(2)	5,717	5,193
BEPC exchangeable and class B shares	4,721	4,364
Equity
Participating non-controlling interest – in operating subsidiaries	11,070	10,680
Participating non-controlling interest – in a holding subsidiary held by Brookfield Renewable	272	271
The partnership	5,787	5,873
Total capitalization	$43,784	$40,161
Debt-to-total capitalization	37%	34%
(1)Excludes $145 million (2022: $65 million) of deferred financing fees, net of unamortized premiums.
(2)Deferred income tax liabilities less deferred income tax assets.